Investment properties (Details 1) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024	Jul. 01, 2023
Statement [Line Items]
Investment properties	$ 2,404,115	$ 2,440,276	$ 3,037,044
Shopping Malls [Member]
Statement [Line Items]
Investment properties	1,439,736	956,400
Properties Under Development [Member]
Statement [Line Items]
Investment properties	2,608	2,862
Offices and other rental properties [Member]
Statement [Line Items]
Investment properties	276,149	444,474
Leased Out Farmland [Member]
Statement [Line Items]
Investment properties	74,005	89,955
Undeveloped Parcels Of Land [Member]
Statement [Line Items]
Investment properties	611,617	946,585
Investment Property [Member]
Statement [Line Items]
Investment properties	$ 2,404,115	$ 2,440,276